Working capital - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Working Capital [Abstract]
Increase (decrease) in working capital	€ 7	€ 3,646	[1]	€ 6,860	[1]
(Increase)/decrease in inventories	(2,537)	632		(4,388)
(Increase)/decrease in trade receivables	(665)	786		(2,249)
Increase/(decrease) in trade payables	€ 3,483	€ (4,007)		€ 1,058

[1]	(1) Certain line items in prior periods have been reclassified to enhance the consistency and comparability of the financial disclosures.
Refer to Note 1, Basis of presentation for additional information